SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Subsequent to December 31, 2018, the Company sold nine aircraft, which includes the sale of eight aircraft to Horizon and one aircraft to a third party, all of which were classified as held for sale as of December 31, 2018 (see Note 5).

On February 12, 2019, B&B Air Funding issued a notice of redemption to the trustee, policy provider, liquidity facility provider, listing agent and Euronext Dublin pursuant to the indenture governing the Securitization Notes to redeem the Securitization Notes in whole for an amount equal to the outstanding principal amount, with any accrued and unpaid interest, on March 14, 2019.